26. SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Schedule of share capital

Subscribed and paid-in capital is R$32,538,937 (R$32,538,937 in 2019), represented by the following shares, without par value:

	Number of shares (in thousands)
	2020	2019
Total capital in shares
Common shares	5,796,478	5,796,478
Preferred shares	157,727	157,727
Total	5,954,205	5,954,205
Treasury shares
Common shares	30	30
Preferred shares	1,812	1,812
Total	1,842	1,842
Outstanding shares
Common shares	5,796,448	5,796,448
Preferred shares	155,915	155,915
Total outstanding shares	5,952,363	5,952,363

Schedule of calculations of basic and diluted loss per share

The table below shows the calculations of basic and diluted earnings per share:

	2020	2019	2018
Profit (loss) from continuing operations	(10,537,203)	(8,636,765)	23,195,211
Profit (loss) from discontinued operations (net of taxes)	7,240	(363,669)	1,395,929
Profit (loss) attributable to owners of the Company	(10,529,963)	(9,000,434)	24,591,140

Profit (loss) allocated to common shares - basic and diluted	(10,254,142)	(8,764,803)	22,036,079
Profit (loss) allocated to preferred shares – basic and diluted	(275,821)	(235,631)	2,555,061

Weighted average number of outstanding shares (in thousands of shares)
Common shares - basic and diluted	5,796,448	5,788,447	1,344,686
Preferred shares – basic and diluted	155,915	155,915	155,915

Profit (loss) per share (in reais):
Common shares - basic and diluted	(1.77)	(1.51)	16.39
Preferred shares – basic and diluted	(1.77)	(1.51)	16.39

Profit (loss) per share from continuing operations (in reais):
Common shares - basic and diluted	(1.77)	(1.45)	15.46
Preferred shares – basic and diluted	(1.77)	(1.45)	15.46

Profit (loss) per share from discontinued operations (in reais):
Common shares - basic and diluted	-	(0.06)	0.93
Preferred shares – basic and diluted	-	(0.06)	0.93